Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Trade payables	$ 124,390	$ 177,040
Non-trade payables	92,183	75,784
Payables due to related parties	8,181	5,581
Total	$ 224,754	$ 258,405